Revenue from Contracts with Customers - Summary of Disaggregation of Revenue by Sales Channels (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 361,719	€ 302,924
B2B
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	182,045	140,410
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	178,517	160,655
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 1,157	€ 1,859